COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
Commitments and contingencies
Indemnifications
In connection with the Ply Gem acquisition, in which Ply Gem Industries was acquired from Nortek in February 2004, Nortek has agreed to indemnify the Company for certain liabilities as set forth in the stock purchase agreement governing the Ply Gem acquisition. In the event Nortek is unable to satisfy amounts due under these indemnifications, the Company would be liable. The Company believes that Nortek has the financial capacity to honor its indemnification obligations and therefore does not anticipate incurring any losses related to liabilities indemnified by Nortek under the stock purchase agreement. A receivable related to this indemnification has been recorded in other long-term assets of approximately $3.3 million and $3.4 million at March 30, 2013 and December 31, 2012, respectively. As of March 30, 2013 and December 31, 2012, the Company has recorded liabilities related to these indemnifications of approximately $0.4 million and $0.4 million, respectively, in current liabilities and $2.9 million and $3.0 million, respectively, in long-term liabilities, consisting of the following:

(amounts in thousands)	March 30, 2013	December 31, 2012
Product claim liabilities	$146	$218
Multiemployer pension plan withdrawal liability	2,552	2,615
Other	587	578
	$3,285	$3,411

Warranty claims
The Company sells a number of products and offers a number of warranties. The specific terms and conditions of these warranties vary depending on the product sold. The Company estimates the costs that may be incurred under their warranties and records a liability for such costs at the time of sale. Factors that affect the Company’s warranty liabilities include the number of units sold, historical and anticipated rates of warranty claims, cost per claim and new product introduction. The Company assesses the adequacy of the recorded warranty claims and adjusts the amounts as necessary. As of March 30, 2013 and December 31, 2012, warranty liabilities of approximately $7.9 million and $8.3 million, respectively, have been recorded in current liabilities and approximately $29.8 million and $29.5 million, respectively, have been recorded in long term liabilities.
Changes in the Company’s short-term and long-term warranty liabilities are as follows:

	For the three months ended
(amounts in thousands)	March 30, 2013	March 31, 2012
Balance, beginning of period	$37,870	$38,612
Warranty expense during period	2,519	2,570
Settlements made during period	(2,681)	(2,402)
Balance, end of period	$37,708	$38,780

Environmental
In 2011, MW Manufacturers Inc. (“MW”), a subsidiary of MWM Holding, entered into an Administrative Order on Consent with the United States Environmental Protection Agency (“EPA”), Region III, under Section 3008(h) of the Resource Conservation and Recovery Act (RCRA), primarily relating to contamination associated with an underground storage tank formerly located at its Rocky Mount, Virginia property. During 2011, as part of the Administrative Order on Consent, the Company provided the EPA with a preliminary cost estimate of approximately $1.8 million over the remediation period, which is estimated through 2023. The Company has recorded approximately $0.3 million of this environmental liability within current liabilities and approximately $1.5 million within other long-term liabilities in the Company’s condensed consolidated balance sheet at March 30, 2013 and December 31, 2012. The Company will adjust this environmental remediation liability in future periods, if necessary, as further information develops or circumstances change.
Certain liabilities for this subject contamination have been previously assumed by U.S. Industries, Inc., pursuant to its indemnity obligation under the stock purchase agreement dated August 11, 1995, whereby U.S. Industries, Inc. sold the stock of MW to Fenway Partners. As the successor-in-interest of Fenway Partners, the Company is similarly indemnified by U.S. Industries, Inc. The Company’s ability to seek indemnification from U.S. Industries is, however, limited by the terms of the indemnity as well as the strength of U.S. Industries’ financial condition, which could change in the future. As of March 30, 2013, no recovery has been recognized on the Company’s condensed consolidated balance sheet but the Company will actively pursue the validity of this indemnity in future periods and will recognize future recoveries in the period in which they become probable.
The Company is currently investigating certain assumptions and calculations used in the permit development for the Title V semi-annual monitoring report for our Rocky Mount, Virginia facility air permit. Based on current information, the Company is not aware of any compliance obligations, claims, releases or investigations that will have a material adverse effect on our results of operations, cash flows or financial position. However, there can be no guarantee that previously known or newly-discovered matters or any inability to enforce our available indemnification rights against previous owners of the Company’s subsidiaries will not result in material costs or liabilities.
Self-insured risks
The Company maintains a broad range of insurance policies which include general liability insurance coverage and workers compensation. These insurance policies protect the Company against a portion of the risk of loss from claims. However, the Company retains a portion of the overall risk for such claims through its self-insured per occurrence and aggregate retentions, deductibles, and claims in excess of available insurance policy limits. The Company’s general liability insurance includes coverage for certain damages arising out of product design and manufacturing defects. The Company’s insurance coverage is subject to a per occurrence retention.
The Company reserves for costs associated with claims, as well as incurred but not reported losses (“IBNR”), based on an outside actuarial analysis of its historical claims. These estimates make up a significant portion of the Company’s liability and are subject to a high degree of uncertainty due to a variety of factors, including changes in type of claims, claims reporting and resolution patterns, frequency and timing of claims, third party recoveries, estimates of claim values, claims management expenses (including legal fees and expert fees), insurance industry practices, the regulatory environment, and legal precedent. Adjustments to estimated reserves are recorded in the period in which the change in estimate occurs.
Litigation
During 2012 and 2013, the Company incurred increased litigation expense primarily related to the claims discussed below. While the Company believes it has valid defenses to these claims and will vigorously defend these claims, litigation is subject to many uncertainties and there cannot be any assurance that the Company will ultimately prevail or, in the event of an unfavorable outcome or settlement of litigation, that the ultimate liability would not be material and would not have a material adverse effect on the business, results of operations, cash flows or financial position of the Company.
In John Gulbankian and Robert D. Callahan v. MW Manufacturers, Inc., a purported class action filed in March 2010 in the United States District Court for the District of Massachusetts, plaintiffs, on behalf of themselves and all others similarly situated, allege damages as a result of the defective design and manufacture of MW’s V-Wood windows. The plaintiffs seek a variety of relief, including (i) economic and compensatory damages, (ii) treble damages, (iii) punitive damages, and (iv) attorneys’ fees and costs of litigation. The damages sought in this action have not yet been quantified. This action is currently in discovery regarding class certification, and a hearing regarding class certification has been scheduled for October 2013. The Company believes it has valid defenses to this claim, and it will vigorously defend this claim.
In Eric Hartshorn and Bethany Perry v. MW Manufacturers, Inc., a purported class action filed in July 2012 in the United States District Court for the District of Massachusetts, plaintiffs, on behalf of themselves and all others similarly situated, allege damages as a result of the defective design and manufacture of MW’s Freedom and Freedom 800 windows. The plaintiffs seek a variety of relief, including (i) economic and compensatory damages, (ii) treble damages, (iii) punitive damages, and (iv) attorneys’ fees and costs of litigation. The damages sought in this action have not yet been quantified. This action is currently in discovery regarding class certification, and a hearing regarding class certification has not yet been scheduled. The Company believes it has valid defenses to this claim, and it will vigorously defend this claim.
In Anthony Pagliaroni v. Mastic Home Exteriors, Inc. and Deceuninck North America, LLC, a purported class action filed in January 2012 in the United States District Court for the District of Massachusetts, plaintiff, on behalf of himself and all others similarly situated, alleges damages as a result of the defective design and manufacture of Oasis composite deck and railing, which was manufactured by Deceuninck North America, LLC (“Deceuninck”) and sold by MHE. The plaintiff seeks a variety of relief, including (i) economic and compensatory damages, (ii) treble damages,
(iii) punitive damages, and (iv) attorneys’ fees and costs of litigation. This action is currently in discovery regarding class certification, and a hearing regarding class certification has not yet been scheduled. The damages sought in this action have not yet been quantified. The Company believes it has valid defenses to this claim, and it will vigorously defend this claim. Deceuninck, as the manufacturer of Oasis deck and railing, has agreed to indemnify the Company for certain liabilities related to this claim pursuant to the sales and distribution agreement, as amended, between Deceuninck and MHE. The Company’s ability to seek indemnification from Deceuninck is, however, limited by the terms of the indemnity as well as the strength of Deceuninck’s financial condition, which could change in the future.
In The Muhler Company, Inc. v. Ply Gem Prime Holdings, Inc. et al., a lawsuit filed in April 2011 in the United States District Court for the District of South Carolina, Charleston Division, plaintiff, alleges unfair competition and trade practices. The plaintiff seeks a variety of relief, including (i) consequential damages, (ii) treble damages, (iii) punitive damages, and (iv) attorneys’ fees and costs of litigation. This action was dismissed by the Court in April 2013 after granting the Company’s motion for summary judgment with respect to the federal Lanham Act claims. The plaintiff filed a notice of appeal in May 2013. The damages sought in this action have not yet been quantified. The Company believes it has valid defenses to this claim, and it will vigorously defend this claim.
In Karl Memari v. Ply Gem Prime Holdings, Inc. et al., a purported class action filed in March 2013 in the United States District Court for the District of South Carolina, Charleston Division, plaintiff, on behalf of himself and all others similarly situated, alleges damages as a result of the illegality and/or defects of MW’s vinyl clad windows. The plaintiff seeks a variety of relief, including (i) actual and compensatory damages, (ii) punitive damages, and (iii) attorneys’ fees and costs of litigation. The damages sought in this action have not yet been quantified. This action is at a preliminary stage, and the Company believes it has valid defenses to this claim and will vigorously defend this claim.
Other contingencies
The Company is subject to other contingencies, including legal proceedings and claims arising out of its businesses that cover a wide range of matters, including, among others, environmental matters, contract and employment claims, personal injury, product liability, warranty, and modification, adjustment or replacement of component parts or units sold, which may include product recalls. Product liability, environmental and other legal proceedings also include matters with respect to businesses previously owned. The Company has used various substances in their products and manufacturing operations, which have been or may be deemed to be hazardous or dangerous, and the extent of its potential liability, if any, under environmental, product liability and workers’ compensation statutes, rules, regulations and case law is unclear. Further, due to the lack of adequate information and the potential impact of present regulations and any future regulations, there are certain circumstances in which no range of potential exposure may be reasonably estimated. Also, it is not possible to ascertain the ultimate legal and financial liability with respect to certain contingent liabilities, including lawsuits, and therefore no such estimate has been made.

Commitments and contingencies
Operating leases
At December 31, 2012, the Company was obligated under lease agreements for the rental of certain real estate and machinery and equipment used in its operations. Future minimum rental obligations for non-cancellable lease payments total approximately $112.7 million at December 31, 2012. The lease obligations, partially offset by subleases, are payable as follows:

(amounts in thousands)	Lease commitments	Sublease income
2,013,000	$18,861	$445
2,014,000	17,290	454
2,015,000	14,935	463
2,016,000	12,033	472
2,017,000	10,735	481
Thereafter	38,844	3,650

Total rental expense for all operating leases amounted to approximately $26.0 million for the year ended December 31, 2012, $24.6 million for the year ended December 31, 2011, and $24.6 million for the year ended December 31, 2010.
Indemnifications
In connection with the Ply Gem acquisition, in which Ply Gem Industries was acquired from Nortek in February 2004, Nortek has agreed to indemnify the Company for certain liabilities as set forth in the stock purchase agreement governing the Ply Gem acquisition. In the event Nortek is unable to satisfy amounts due under these indemnifications, the Company would be liable. The Company believes that Nortek has the financial capacity to honor its indemnification obligations and therefore does not anticipate incurring any losses related to liabilities indemnified by Nortek under the stock purchase agreement. A receivable related to this indemnification has been recorded in other long-term assets in the approximate amount of $3.4 million and $3.6 million at December 31, 2012 and December 31, 2011, respectively. As of December 31, 2012 and December 31, 2011, the Company has recorded liabilities related to these indemnifications of approximately $0.4 million and $0.4 million, respectively, in current liabilities and $3.0 million and $3.2 million, respectively, in long-term liabilities, consisting of the following:

(amounts in thousands)	December 31, 2012	December 31, 2011
Product claim liabilities	$218	$193
Multiemployer pension plan withdrawal liability	2,615	2,854
Other	578	572
	$3,411	$3,619

The product claim liabilities of approximately $0.2 million at December 31, 2012 and December 31, 2011, recorded in long term liabilities, represents the estimated costs to resolve the outstanding matters related to a former subsidiary of the Company, which is a defendant in a number of lawsuits alleging damage caused by alleged defects in certain pressure treated wood products. The Company had indemnified the buyer of the former subsidiary for all known liabilities and future claims relating to such matters and retained the rights to all potential reimbursements related to insurance coverage. Many of the suits have been resolved by dismissal or settlement with amounts being paid out of insurance proceeds or other third party recoveries. The Company and the former subsidiary continue to vigorously defend the remaining suits. Certain defense and indemnity costs are being paid out of insurance proceeds and proceeds from a settlement with suppliers of material used in the production of the treated wood products. The Company and the former subsidiary have engaged in coverage litigation with certain insurers and have settled coverage claims with several of the insurers.
The multiemployer pension liability of approximately $2.6 million and $2.9 million recorded in long term liabilities at December 31, 2012 and December 31, 2011, respectively, relate to liabilities assumed by the Company in 1998 when its former subsidiary, Studley Products, Inc. (“Studley”) was sold. In connection with the sale, Studley ceased making contributions to the Production Service and Sales District Council Pension Fund (the “Pension Fund”), and the Company assumed responsibility for all withdrawal liabilities to be assessed by the Pension Fund. Accordingly, the Company is making quarterly payments of approximately $0.1 million to the Pension Fund through 2018 based upon the assessment of withdrawal liability received from the Pension Fund. The multiemployer pension liability represents the present value of the quarterly payment stream as well as an estimate of additional amounts that may be assessed in the future by the Pension Fund under the contractual provisions of the Pension Fund.
Included in the indemnified items is approximately $0.4 million for each of the years ended December 31, 2012 and 2011, of accrued expenses to cover the estimated costs of known litigation claims, including the estimated cost of legal services incurred, that the Company is contesting including certain employment and former shareholder litigation related to the Company.
Warranty claims
The Company sells a number of products and offers a number of warranties. The specific terms and conditions of these warranties vary depending on the product sold. The Company estimates the costs that may be incurred under their warranties and records a liability for such costs at the time of sale. Factors that affect the Company’s warranty liabilities include the number of units sold, historical and anticipated rates of warranty claims, cost per claim and new product introduction. The Company assesses the adequacy of the recorded warranty claims and adjusts the amounts as necessary. As of December 31, 2012 and 2011, warranty liabilities of approximately $8.3 million and $7.7 million, respectively, have been recorded in current liabilities and approximately $29.5 million and $30.9 million, respectively, have been recorded in long term liabilities.
Changes in the Company’s short-term and long-term warranty liabilities are as follows:

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Balance, beginning of period	$38,612	$41,780	$43,398
Warranty expense during period	11,034	7,359	11,364
Settlements made during period	(11,776)	(10,527)	(12,982)
Balance, end of period	$37,870	$38,612	$41,780

Environmental
In 2011, MW Manufacturers Inc. (“MW”), a subsidiary of MWM Holding, entered into an Administrative Order on Consent with the United States Environmental Protection Agency (“EPA”), Region III, under Section 3008(h) of the Resource Conservation and Recovery Act (RCRA), primarily relating to contamination associated with an underground storage tank formerly located at its Rocky Mount, Virginia property. During 2011, as part of the Administrative Order on Consent, MW provided the EPA with a facility investigation work plan and a preliminary cost estimate of approximately $1.8 million over the remediation period, which is estimated through 2023. As a result, the Company incurred an incremental expense of approximately $1.6 million during the year and quarter ended December 31, 2011 to record an additional accrual for this preliminary cost estimate. This expense has been recognized within selling, general and administrative expenses for the year ended December 31, 2011 in the consolidated statement of operations. During December 2012, the EPA formally approved the Company’s remediation plan. The Company has recorded approximately $0.3 million and $0.5 million of this environmental liability within current liabilities and approximately $1.5 million and $1.3 million within other long-term liabilities in the Company’s consolidated balance sheet at December 31, 2012 and December 31, 2011, respectively. The Company will adjust this environmental remediation liability in future periods, if necessary, as further information develops or circumstances change.
Certain liabilities for this contamination were previously assumed by U.S. Industries, Inc., pursuant to its indemnity obligation under the stock purchase agreement dated August 11, 1995, whereby U.S. Industries, Inc. sold the stock of MW to Fenway Partners. As the successor-in-interest of Fenway Partners, the Company is similarly indemnified by U.S. Industries, Inc. The Company’s ability to seek indemnification from U.S. Industries is, however, limited by the terms of the indemnity as well as the strength of U.S. Industries’ financial condition, which could change in the future. As of December 31, 2012, no recovery has been recognized on the Company’s consolidated balance sheet but the Company will actively pursue the validity of this indemnity in future periods and will recognize future recoveries in the period in which they become probable.
Self-insured risks
The Company maintains a broad range of insurance policies which include general liability insurance coverage and workers compensation. These insurance policies protect the Company against a portion of the risk of loss from claims. However, the Company retains a portion of the overall risk for such claims through its self-insured per occurrence and aggregate retentions, deductibles, and claims in excess of available insurance policy limits. The Company’s general liability insurance includes coverage for certain damages arising out of product design and manufacturing defects. The Company’s insurance coverage is subject to a per occurrence retention.
The Company reserves for costs associated with claims, as well as incurred but not reported losses (“IBNR”), based on an outside actuarial analyses of its historical claims. These estimates make up a significant portion of the Company’s liability and are subject to a high degree of uncertainty due to a variety of factors, including changes in type of claims, claims reporting and resolution patterns, frequency and timing of claims, third party recoveries, estimates of claim values, claims management expenses (including legal fees and expert fees), insurance industry practices, the regulatory environment, and legal precedent. Adjustments to estimated reserves are recorded in the period in which the change in estimate occurs.
During 2012, the Company experienced a higher level of estimated claims management expenses, primarily due to claims discussed in “Litigation” below, which increased the Company’s estimated claim reserves by $0.4 million which has been recorded in selling, general and administrative expense in the consolidated statement of operations for the year ended December 31, 2012. Because of the inherent uncertainty in estimating future losses related to claims, actual costs could differ significantly from current estimates.
Litigation
During 2012, the Company incurred increased litigation expense primarily related to the claims discussed below. While the Company believes it has valid defenses to these claims and will vigorously defend, litigation is subject to many uncertainties and there cannot be any assurance that the Company will ultimately prevail or, in the event of an unfavorable outcome or settlement of litigation, that the ultimate liability would not be material and would not have a material adverse effect on the business, results of operations, cash flows or financial position of the Company.
In John Gulbankian and Robert D. Callahan v. MW Manufacturers, Inc., a purported class action filed in March 2010 in the United States District Court for the District of Massachusetts, plaintiffs, on behalf of themselves and all others similarly situated, allege damages as a result of the defective design and manufacture of MW’s V-Wood windows. The plaintiffs seek a variety of relief, including (i) economic and compensatory damages, (ii) treble damages, (iii) punitive damages, and (iv) attorneys’ fees and costs of litigation. The damages sought in this action have not yet been quantified. This action is currently in discovery regarding class certification, and a hearing regarding class certification has not yet been scheduled. The Company believes it has valid defenses to this claim, and it will vigorously defend this claim.
In Eric Hartshorn and Bethany Perry v. MW Manufacturers, Inc., a purported class action filed in July 2012 in the United States District Court for the District of Massachusetts, plaintiffs, on behalf of themselves and all others similarly situated, allege damages as a result of the defective design and manufacture of MW’s Freedom and Freedom 800 windows. The plaintiffs seek a variety of relief, including (i) economic and compensatory damages, (ii) treble damages, (iii) punitive damages, and (iv) attorneys’ fees and costs of litigation. The damages sought in this action have not yet been quantified. This action is currently in discovery regarding class certification, and a hearing regarding class certification has not yet been scheduled. The Company believes it has valid defenses to this claim, and it will vigorously defend this claim.
In Anthony Pagliaroni v. Mastic Home Exteriors, Inc. and Deceuninck North America, LLC, a purported class action filed in January 2012 in the United States District Court for the District of Massachusetts, plaintiff, on behalf of himself and all others similarly situated, alleges damages as a result of the defective design and manufacture of Oasis composite deck and railing, which was manufactured by Deceuninck North America, LLC (“Deceuninck”) and sold by MHE. The plaintiff seeks a variety of relief, including (i) economic and compensatory damages, (ii) treble damages, (iii) punitive damages, and (iv) attorneys’ fees and costs of litigation. This action is currently in discovery regarding class certification, and a hearing regarding class certification has not yet been scheduled. The damages sought in this action have not yet been quantified. The Company believes it has valid defenses to this claim, and it will vigorously defend this claim. Decuninck, as the manufacturer of Oasis deck and railing, has agreed to indemnify us for certain liabilities related to this claim pursuant to the sales and distribution agreement, as amended, between Deceuninck and MHE. Our ability to seek indemnification from Deceuninck is, however, limited by the terms of the indemnity as well as the strength of Deceuninck’s financial condition, which could change in the future.
In The Muhler Company, Inc. v. Ply Gem Prime Holdings, Inc. et al., a lawsuit filed in April 2011 in the United States District Court for the District of South Carolina, Charleston Division, plaintiff alleges unfair competition and trade practices. The plaintiff seeks a variety of relief, including (i) consequential damages, (ii) treble damages, (iii) punitive damages, and (iv) attorneys’ fees and costs of litigation. The damages sought in this action have not yet been quantified. The Company believes that it has valid defenses to this claim, and it will vigorously defend this claim.
Other contingencies
The Company is subject to other contingencies, including legal proceedings and claims arising out of its businesses that cover a wide range of matters, including, among others, environmental matters, contract and employment claims, personal injury, product liability, warranty and modification, adjustment or replacement of component parts of units sold, which may include product recalls. Product liability, environmental and other legal proceedings also include matters with respect to businesses previously owned. The Company has used various substances in their products and manufacturing operations, which have been or may be deemed to be hazardous or dangerous, and the extent of its potential liability, if any, under environmental, product liability and workers’ compensation statutes, rules, regulations and case law is unclear. Further, due to the lack of adequate information and the potential impact of present regulations and any future regulations, there are certain circumstances in which no range of potential exposure may be reasonably estimated. Also, it is not possible to ascertain the ultimate legal and financial liability with respect to certain contingent liabilities, including lawsuits, and therefore no such estimate has been made.